Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Acquisitions and Dispositions
3.	ACQUISITIONS AND DISPOSITIONS

•	Agreement for YPF EE’s capitalization

On December 14, 2017, the Board of Directors of the Company approved the terms of a memorandum of understanding signed with GE Energy Financial Services, Inc. (“GE EFS”) which established the framework conditions under which the parties would agree to the capitalization of YPF EE. This Agreement, the framework conditions of which were approved by the Board of Directors of the Company, established that GE EFS intended to contribute capital through a vehicle company and subscribe for shares of YPF EE in order to have a shareholding of 25% of its capital stock.

As of December 31, 2017, the Group had classified its investment in YPF EE as assets and liabilities held for disposal in separate lines from the rest of the assets and liabilities, given that as of that date they had met all the requirements for this classification (see Note 2.b.24). Given that, at the time of classification, the fair value less costs of the transaction was higher, the investment in YPF EE has been valued at its book value, therefore, no impairment has been recorded at the time of reclassification. Although YPF EE represented a component within YPF because it was an individual CGU within the Gas and Energy segment, it did not qualify as a discontinued operation since it did not represent a significant line of business nor a geographical area.

On February 6, 2018, YPF entered into a definitive and binding agreement with EFS Global Energy B.V. (“GE”) and GE Capital Global Energy Investments B.V., companies indirectly controlled by GE EFS, which establishes the conditions for the capitalization of YPF EE (the “Share Subscription Agreement”). The Share Subscription Agreement establishes that, subject to compliance with certain conditions precedent, GE will subscribe for shares of YPF EE in order to achieve a participation equal to 24.99% of its capital stock and jointly control this company with YPF.

On March 20, 2018, GE EFS Power Investments B.V., a subsidiary of EFS Global Energy B.V (both companies indirectly controlled by GE Energy Financial Services, Inc.; jointly “GE”), subscribed YPF EE shares representing 24.99% of its capital stock. Since then, GE EFS Power Investments and YPF jointly control YPF EE, undertaking to contribute as follows:

•	Subscription price of US$ 275 million:

•	US$ 135 million on the closing date of the transaction; and

•	US$ 140 million 12 months after the closing date of the transaction.

•

Contingent price of up to the maximum sum of US$ 35 million subject to the evolution of the electric market prices (33.33% as of 24 months from the closing date of the transaction and 16.67% each subsequent year).

In this way, the capital structure of YPF EE after the issuance of shares is as follows:

Shareholder	Number of Shares	Interest holding in the capital stock	Class of Shares
YPF	2,723,826,879	72.69218%	A
OPESSA	86,476,112	2.30783%	A

Group	2,810,302,991	75.00001%	A
GE	936,767,364	24.99999%	B

Total	3,747,070,355	100.00000%

The following table shows the main assets and liabilities held for disposal as of December 31, 2017:

•	Group of assets held for disposal:

December 31, 2017
Property, plant and equipment	4,982
Investments in associates and joint ventures	2,117
Inventories	1
Other receivables	914
Trade receivables	713
Investments in financial assets	78
Cash and cash equivalents	61

Subtotal	8,866

Eliminations	(43)

Total	8,823

•	Liabilities associated to the group of assets held for disposal:

December 31, 2017
Provisions	96
Deferred tax liabilities	282
Salaries and social security	47
Other liabilities	1
Loans	4,072
Accounts payable	938

Subtotal	5,436

Eliminations	(1,243)

Total	4,193

As a result of the implementation of IFRS 10 and the aforementioned capitalization process of YPF EE, the Group recorded a gain of 11,980 (11,879 through YPF and 101 through OPESSA) included in the item “Other net operating results”, which includes a gain of 13,552 (13,451 through YPF and 101 through OPESSA) due to the dilution of its interest in YPF EE with the consequent loss of control over it and the subsequent revaluation of its residual interest (3,438 y 10,114, respectively) and a loss of 1,572 (fully corresponding to YPF) for the reversal to net profit for the period of the accrued translation corresponding to the investment in this Company.

In order to determine the fair value of the investment in YPF EE, the Group has considered all the elements available as of the date of these financial statements, including the best estimation of the occurrence of the contingent payments provided in the operation. However, for the measurement of this fair value the Group has a term of one year to evaluate all the facts and circumstances existing as of the transaction date that might modify such measurement.

Regarding the participation held after the aforementioned transaction, the Group has followed the guidelines of IFRS 10 “Consolidated financial statements” and has concluded that from the entry of GE in YPF EE, GE and YPF jointly control YPF EE. Consequently, the Group applied IFRS 11 “Joint Arrangements” defining such company as a joint venture, and measured it according to the equity method under the IAS 28 “Investments in associates and joint ventures”.

Some of the main evaluated assumptions are described below:

(i)

Any decisions about the relevant activities of YPF EE thereof are to be taken jointly, there being no power of one shareholder over the other in relation to such activities, regardless of the different percentages of equity interests held in YPF EE by each of them. Although the Group owns a 75.00001% stake in YPF EE, according to the shareholders’ agreement, the following is required for decision-making purposes regarding the relevant activities: the approval of at least one Director appointed by each class of shares at the meeting of the Board of Directors and the approval of each class of shares for the adoption of such decisions at the Shareholders’ meeting;

(ii)

No shareholder has any power, as defined in IFRS 10, to the detriment of any other, independently of the number of Directors or personnel (key or not) appointed by each class of shares, in the management of the Company for its own benefit or to unilaterally modify the variable investment returns or ultimately, to unilaterally direct any of the decisions associated with the relevant activities.

•	Acquisition of strategic assets of Oil Combustibles S.A. (“Oil”)

On May 11, 2018, Oil’s bankruptcy was determined and, by means of a resolution dated June 1, 2018, the intervening judge decided to grant YPF and Destilería Argentina de Petróleo S.A. (“DAPSA”) the management of Oil in accordance with the terms of the offer presented by both companies, pursuant to which YPF and DAPSA were entitled for a two-month period to use the logistic assets (docks and fuel storage tanks located in the Oil River Terminal on the Paraná River), to exclusively and directly supply fuel to the entire network of Oil gas stations by DAPSA, and to match the best purchase offer made by any third party, whether for the whole or a part of Oil’s facilities, and for the exclusive supply of Oil’s commercial network as part of the liquidation process of Oil’s assets.

On July 27, 2018, YPF and DAPSA filed a brief stating that they were able to continue the management for two additional months under certain conditions, which was accepted by the bankruptcy trustee and the judge.

The hearing for the opening of bids for the parties interested in acquiring Oil’s industrial assets, originally scheduled for September 14, 2018, was held on October 1, 2018.

On October 2, 2018, YPF received notice of the decision adopted by the judge in charge of Oil Combustibles S.A.’s bankruptcy proceedings, which awarded the industrial assets of the bankrupt company to YPF and DAPSA, pursuant to the local and international bidding process carried out in connection with the sale of Oil Combustibles S.A.’s assets.

The total price of the transaction amounted to US$ 85 million, which was paid on November 2, 2018. From such amount, US$ 63 million correspond to net assets acquired by YPF. These, especially the docks and fuel storage tanks located in the Paraná River fluvial terminal, will allow the expansion of YPF’s logistics capacity for actual and future business.

YPF requested the unavailability of the funds, which will remain deposited in the judicial account at the order of the court until the conveyance of title and registration of the real estate acquired in favor of YPF.

Additionally, on November 6, 2018, Division D of the Argentine Court of Appeals rejected the appeal filed by some of the former Oil shareholders which challenged the award in favor of YPF and DAPSA under the bidding process described herein.

The acquisition of these assets qualified as a business combination under IFRS 3.

The following table resumes consideration and fair value of the acquired assets and the liabilities assumed on the acquisition date:

Fair value at the acquisition date
Fair value of identifiable assets and assumed liabilities:
Property, plant and equipment	2,327
Inventories	445
Provisions	(465)

Total net identifiable assets / Consideration	2,307

•	Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas

Once the agreements have been finalized and the corresponding conditions have been fulfilled (see Note 29.b), YPF’s interest are as follows:

(i)	In the APE area, the interest of YPF is 22.50% (which implied the sale of a 4.77% stake);

(ii)	In the APO area, the interest of YPF is 30% (which implied the purchase of a 2.73% stake);

(iii)	In the ACA area, the interest of YPF is 30% (which implied the sale of a 20% stake).

Consequently, the Group has recorded a profit of 1,167 included in the item “Other net operating results”.

•	Assignment of interest in Bajo del Toro area.

On October 12, 2018, the Province of Neuquén issued Decree No. 1755/18, which approved the assignment in favor of Statoil Holding Netherlands B.V. (“Statoil”), fulfilling the precedent conditions. On November 23, 2018, YPF received the aforementioned US$ 30 million.

Consequently, the Group has recorded a profit of 871 included in the item “Other net operating results”.

•	Assignment of interest in the Aguada de la Arena and Río Neuquén areas

As part of the acquisition by Pampa Energía S.A. (“PEPASA”) of the total shares of Petrobras Participaciones S.L., which held 67.2% of the capital and voting rights of Petrobras Argentina S.A. (“PESA”), YPF and PEPASA entered into an agreement subject to certain conditions precedent under which, once the acquisition by PEPASA of shareholding control of PESA had been completed, PESA transferred to YPF its interest in the operating concessions of two areas located in the Neuquén basin with production and high potential for gas development (of the tight and shale type), to be operated by YPF, in the percentages detailed below: (i) 33.33% participation in the Río Neuquén area, located in the Province of Neuquén and in the Province of Río Negro; and (ii) 80% participation in the Aguada de la Arena area, located in the Province of Neuquén.

In order to implement this agreement, PEPASA and YPF signed a Framework Agreement for the Financing and Acquisition of Units and a Loan Agreement under which YPF, on July 25, 2016, granted PEPASA a guaranteed loan for the Indirect acquisition of the aforementioned areas in the amount of US$ 140 million, equivalent to the acquisition price of the aforementioned units, which does not differ from the fair value of the participation in said areas.

On October 14, 2016, the assignment of the interest in the operating concessions between YPF and PESA was consummated, as follows: (i) an interest of 33.33% in the Río Neuquén area for the sum of US$ 72 million; and (ii) an interest of 80% in the Aguada de la Arena area, for the sum of US$ 68 million.

On February 23, 2017, YPF and Petrouruguay S.A. subscribed the definitive agreement for the assignment in favor of YPF of 20% of the interest in the Aguada de la Arena area for US$ 18 million. Thus, YPF increased its participation to 100% in the aforementioned area.

On March 31, 2017, YPF cancelled, 33.33% of its participation in the Río Neuquén area and 80% of its participation in the Aguada de la Arena area through a payment in kind pursuant to an assignment in favor of PESA of its contractual position under the loan contract with PEPASA.

On September 5, 2018 the Province of Neuquén issued Decree No. 1401/18 which authorized the assignment of 33.33% of the Rio Neuquén area in favor of YPF. Besides, on December 17, 2018, by Decree No. 2314/18, the Province of Neuquén approved the assignment of 100% interest in the Aguada de la Arena area to YPF (together with the assignment to YPF of the 20% of the transportation concession of the area).

•	Assignment agreement of the Cerro Bandera area

YPF and Oilstone Energía S.A. (“OESA”) entered into an agreement for the assignment of 100% of the exploitation concession of the Cerro Bandera area in the province of Neuquén (the “Concession”) on November 22, 2017. It should be noted that OESA operates the block since 2011 under the respective operating Agreement subscribed with YPF.

The agreement considers the assignment of the Concession for US$14 million. Moreover, the agreement sets forth that YPF maintains rights, under certain terms and conditions, to (i) the Vaca Muerta and Molles formations, in which it may continue to carry out exploration and potential exploitation works; and (ii) an exploratory project in the northern region of the Concession, and its potential exploitation.

On April 27, 2018, the Executive Power of the Province of Neuquén issued Decree No. 525/18 which authorized the assignment of 100% of the exploitation concession in respect of Cerro Bandera provided for in the assignment agreement.

Based on the above, the Group has recorded a profit of 284 included in the item “Other net operating results”.

•	Assignment agreement of the Bajo del Piche, Barranca de Los Loros, El Medanito and El Santiagueño areas

On June 11, 2018, YPF and Petróleos Sudamericanos S.A. (“PS”) entered into an agreement for the assignment of 100% of the exploitation concessions over the areas known as Bajo del Piche, Barranca de Los Loros, El Medanito and El Santiagueño, located in the provinces of Neuquén and Río Negro for an amount of US$ 22.3 million.

On December 2, 2018, by Decree No. 1677/18, the Province of Río Negro approved the assignment. Also, on December 20, 2018, YPF and PS signed the documents required to execute the assignment.

On January 2, 2019, YPF and PS signed a memorandum whereby from such date PS takes possession of the facilities located in such areas, taking responsibility for the same and releasing YPF from its role as operator of those exploitation concessions.

Therefore, as of December 31, 2018 these areas were classified as assets held for disposal. Besides, liabilities related to the abandonment of these areas were classified as liabilities associated to assets held for disposal.

•	Assignment agreement of the Al Sur de la Dorsal, Anticlinal Campamento, Dos Hermanas and Ojo de Agua areas

On December 20, 2018, YPF and Oilstone Energía S.A. (“OESA”) have entered into an agreement for the assignment by YPF to OESA of 100% of the exploitation concessions in respect of the Al Sur del Dorsal, Anticlinal Campamento, Dos Hermanas and Ojo de Agua areas, located in the province of Neuquén.

The agreement sets forth the assignment of the concession for a consideration of US$ 12 million. The effectiveness of the assignments is subject to the compliance with certain precedent conditions, which are mainly related to the authorization by the Executive Power of the Province of Neuquén of the assignments described in the agreements.

Therefore, as of December 31, 2018, these areas were classified as assets held for disposal. Besides, liabilities related to the abandonment of these areas were classified as liabilities associated to assets held for disposal.